SCHEDULE OF REVENUES RECOGNIZED AT A POINT IN TIME OR OVER TIME (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	$ 18,018,674	¥ 124,292,811	¥ 102,175,246
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues	50,142	345,882	10,290
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 17,968,532	¥ 123,946,929	¥ 102,164,956